CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Current assets:
Cash	$ 20,506	$ 58,712	$ 539,243
Digital currencies	1,380,156
Accounts receivable, net	11,383	12,089	25,609
Short term investment	10,000	10,000
Prepaid domain name renewal fees	42,451	77,977	105,775
Prepaid expenses	10,867
Prepaid insurance		3,103	21,198
Total current assets	1,475,363	161,881	691,825
Property and equipment, net	20,473	22,433	1,812
Total assets	1,495,836	184,314	693,637
Current liabilities:
Accounts payable	302,705	214,700	166,847
Accounts payable - related parties	886,532	458,125	10,612
Deferred revenue	170,000	170,000	190,000
Domain marketing development obligation	192,869	145,906
Interest payable	10,496	34,783
Accrued expenses - related parties	542,066	552,976	280,900
Notes payable - related parties		105,479
Notes payable - third parties, net		30,548
Convertible note payable - related party	120,000	468,493	400,000
Convertible notes payable - third parties, net	101,098	118,655
Total current liabilities	2,325,766	2,299,665	1,048,359
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 125,749,320 and 84,509,824 shares issued and outstanding at May 31, 2018 and February 28, 2018, respectively	1,257,493	845,098	526,060
Additional paid-in-capital	49,246,963	43,698,746	34,333,479
Stock payable		2,221,603	3,426,371
Subscriptions receivable
Accumulated other comprehensive income	(192,348)	5,098	1,868
Accumulated deficit	(51,142,038)	(48,885,896)	(38,642,500)
Total stockholders' equity (deficit)	(829,930)	(2,115,351)	(354,722)
Total liabilities and stockholders' equity (deficit)	$ 1,495,836	$ 184,314	$ 693,637